Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

8.     Inventories

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Finished goods	1,396	2,525
Products in process (b)	41,619	52,619
Spare parts and supplies	86,825	76,937
	129,840	132,081
Provision for impairment of inventory (c)	(30,774)	(31,117)

	99,066	100,964

Classification by use:
Current portion	86,264	77,327
Non-current portion	12,802	23,637

	99,066	100,964

(b)

Products in process primarily relate to mineral in process of El Brocal for 935,448 Dried Metric Ton (DMT) amounting to US$29.1 million (1,527,521 DMT amounting to US$32.2 million as of December 31, 2020).

(c)	The provision for impairment of inventory had the following movements:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	31,117	25,402	23,163
Continuing operations:
Finished and in progress goods, note 21(a) -
Provision	6,877	8,920	7,329
Reversal	(12,348)	(3,866)	(9,472)
	(5,471)	5,054	(2,143)
Spare parts and supplies, note 28(a) -
Provision	22,394	17,266	15,703
Reversal	(17,266)	(15,762)	(11,641)
	5,128	1,504	4,062
Discontinued operations:
Spare parts and supplies, note 1(e) -
Provision	—	1,220	843
Reversal	—	(843)	(523)
	—	377	320
Sale of discontinued mining unit, note 1(e) -	—	(1,220)	—
Final balance	30,774	31,117	25,402

In the opinion of Group’s management, the provision for impairment of inventory adequately covers the risk of obsolescence and the net realizable test as of the date of the consolidated statements of financial position.

Minera Yanacocha SRL and subsidiary [Member]
Inventories
Inventories

7.     Inventories, net

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Precious metals	11,859	12,559
Leach in-circuit	4,455	3,117
Mill in-circuit	—	2,093
Materials and supplies	39,020	41,123
	55,334	58,892

Allowance for obsolescence of materials and supplies (b)	(5,718)	(6,595)

	49,616	52,297

(b)	The allowance for obsolescence of material and supplies had the following movement during the years 2021, 2020 and 2019:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance	6,595	6,098	7,515
Provision for impairment of materials and supplies	1,037	1,459	1,898
Reversal of provision for impairment of materials and supplies	(1,914)	(962)	(3,315)

Ending balance	5,718	6,595	6,098

Reversals of impaired materials are due to disposals of impaired materials that offset the cumulative provision in each period.

Sociedad Minera Cerro Verde S.A.A. [Member]
Inventories
Inventories

5.    Inventories

This item is made up as follows:

	December 31, 2021	December 31, 2020
	US$(000)	US$(000)

Current
Materials and supplies	369,324	368,892
Work-in-process (WIP) (a)	170,669	176,813
Finished goods:
Copper cathode	15,708	3,826
Copper concentrate	9,734	16,563
Molybdenum concentrate	1,776	700
	567,211	566,794
Non-current
Work-in-process (WIP) (a)	323,828	301,075

Total inventories	891,039	867,869
(a)

WIP inventories represent mill and leach stockpiles that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or non-current. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.